Provisions - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Increase (decrease) in other provisions		€ 103
Other provisions	€ 1,220	1,117
Provision used directly	194
Provision for charges on investments and corporate-related transactions	11
Provision for taxation and tax risks [member]
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	11
Other provisions	104	93
Provision used directly	21
Provision for restoration costs [member]
Disclosure of other provisions [line items]
Other provisions	348	350
Provision used directly	13
Provision for restoration costs [member] | Brazil business unit [member]
Disclosure of other provisions [line items]
Other provisions	7
Provision for legal disputes [member]
Disclosure of other provisions [line items]
Other provisions	709	€ 605
Provision used directly	134
Provision for legal disputes [member] | Brazil business unit [member]
Disclosure of other provisions [line items]
Other provisions	131
Settlement agreement [member] | Brazil business unit [member]
Disclosure of other provisions [line items]
Provision used directly	86
Domestic business unit [member] | Provision for restoration costs [member]
Disclosure of other provisions [line items]
Other provisions	341
Domestic business unit [member] | Provision for legal disputes [member]
Disclosure of other provisions [line items]
Other provisions	578
Domestic business unit [member] | Settlement agreement [member]
Disclosure of other provisions [line items]
Provision used directly	€ 48